SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2018	Dec. 31, 2016
Number of Shares
Outstanding, beginning balance		3,217,087
Granted	3,479,604
Exercised
Forfeited		(240,954)
Outstanding, ending balance		2,976,133
Expected to vest		0
Exercisable		2,976,133
Weighted Average Exercise Price
Outstanding, beginning balance		$ 5,110
Granted	$ 2.04
Exercised
Forfeited		2,040
Outstanding, ending balance		5,360
Expected to vest		0
Exercisable		5,360
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		810
Granted
Exercised
Forfeited		650
Outstanding, ending balance		830
Expected to vest		0
Exercisable		$ 830
Weighted Average Remaining Contractual Term (Years)
Outstanding		14 years 2 months 8 days	13 years 1 month 17 days
Granted		0 years
Forfeited		0 years
Expected to vest		0 years
Exercisable		14 years 2 months 8 days
Aggregate Intrinsic Value
Outstanding at Begining of the period		$ 0
Exercised		0
Expected to vest		0
Exercisable		0
Outstanding at Ending of the period		$ 0